Consolidated Balance Sheets - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Current assets
Cash and cash equivalents	$ 939,014	$ 236,821
Investment in marketable securities	124,963	494,275
Accounts receivable, net	60,042	174,341
Inventory, at cost	2,439,793	525,786
Capital receivables of convertible notes	1,472,000
Note receivable	2,500,000
Deposits and prepaids	316,869	13,412
Prepaid offering costs	1,200,000	5,317,866
Total current assets	9,052,681	6,762,501
Property and equipment, net	27,133	38,743
Operating right of use asset, net	557,798	605,794
Deferred tax asset, net	342,122	132,354
Brand names	337,504	337,504
Goodwill	1,161,052	1,161,052
Total assets	11,478,290	9,037,948
Current liabilities
Accounts payable and accrued expenses	1,210,956	1,168,723
Deferred revenue	209,100	238,351
Income tax payable	408,681	486,058
Current portion of operating lease liability	278,432	212,062
Total current liabilities	2,145,977	2,129,580
Accrued employee benefits, non-current	21,520	18,430
Operating lease liability, less current portion	301,921	473,015
Total liabilities	2,469,418	2,621,025
Commitments and contingencies (Note 9)
Stockholders’ equity:
Common stock, $0.0001 par value; 500,000,000 shares authorized, 20,123,386 and 8,120,000 shares issued and outstanding at June 30, 2024 and 2023, respectively	2,012	812
Additional paid-in capital	19,014,389	7,097,822
Accumulated other comprehensive loss	(13,737)	(64)
Accumulated deficit	(9,993,792)	(681,647)
Total stockholders’ equity	9,008,872	6,416,923
Total liabilities and stockholders’ equity	11,478,290	9,037,948
Related Party [Member]
Current liabilities
Due to related parties	$ 38,808	$ 24,386